Post balance sheet events	12 Months Ended
Dec. 31, 2025
Post balance sheet events
Post balance sheet events

D5. Post balance sheet events

On 2 March 2026, Rentokil Initial plc redeemed in full the €500m 0.8750% Senior Unsecured Notes due 30 May 2026, at their principal amount together with accrued interest. The redemption was carried out in accordance with the terms and conditions of the notes. There were no other significant events between 31 December 2025 and the date of approval of these accounts that would require amendments to or additional disclosures in the financial statements.